S000039949 [Member] Investment Objectives and Goals - Carillon ClariVest International Stock Fund	Dec. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	SUMMARY OF CARILLON CLARIVEST INTERNATIONAL STOCK FUND | 5.1.2026
Objective [Heading]	Investment objective
Objective, Primary [Text Block]	The Carillon ClariVest International Stock Fund (“International Stock Fund” or the “fund”) seeks capital appreciation.